FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  06/30/99 (a)
             or fiscal year ending:    /  /   (b)


Is this a transition report?: (Y/N) __N__


Is this an amendment to a previous filing? (Y/N) __N__


Those items or sub-items with a "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.   Registrant Name: THE GUARDIAN VALUE LINE SEPARATE ACCOUNT
     B.   File Number: 811-03117
     C.   Telephone Number: 212-598-8256

2.   A.   Street: 201 PARK AVENUE SOUTH
     B.   City: New York
     C.   State: NY
     D.   Zip Code: 10003 Zip Ext:
     E.   Foreign Country:                      Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N)       __N__

4.   Is this the last filing on this form by Registrant?(Y/N)        __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N)  __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N)                __Y__

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N) _____

     B.   How many separate series or portfolios did Registrant
          have at the end of the period?                             _____



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

For period ending 6/30/99                                If filing more than one
File number 811-03117                                    Page 2, "X" box:  [_]



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                 Is this the
     Series                                                      last filing
     Number           Series Name                              for this series?
     ------           -----------                              ----------------
                                                                    (Y/N)




(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


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


For period ending 6/30/99                                If filing more than one
File number 811-03117                                    Page 49, "X" box:  [_]


116.      Family of investment companies information:

          A. [/] Is Registrant part of a family of investment             __N__
             companies? (Y/N)

          B. [/] Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _

           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A. [/] Is Registrant a separate account of an insurance
             company?(Y/N)                                                __Y__

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B.  [/] Variable annuity contracts?(Y/N)                        __Y__

          C.  [/] Scheduled premium variable life contracts?(Y/N)         __N__

          D.  [/] Flexible premium variable life contracts?(Y/N)          __N__

          E.  [/] Other types of insurance products registered under
              the Securities Acts of 1933?                                __N__

118.[/]   State the number of series existing at the end of the period that had securities registered under the Securities Act of
          1933                                                            __1__

119.[/]   State the number of new series for which registration
          statements under the Securities Act of 1933 became effective
          during the period                                               __0__

120.[/]   State the total value of the portfolio securities on the
          date of deposit for the new series included in item 119
          ($000's omitted)                                               $__0__

121.[/]   State the number of series for which a current prospectus
          was in existence at the end of the period                       __1__

122.[/]   State the number of existing series for which additional
          units were registered under the Securities Act of 1933
          during the current period                                       __0__


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For period ending 6/30/99                                If filing more than one
File number 811-03117                                    Page 50, "X" box:  [_]



123.[/]   State the total value of the additional units considered in
          answering item 122 ($000's omitted)                            $  0
                                                                         -----
124.[/]   State the total value of units prior series that were placed in the portfolios of subsequent series during the current
          period (the value of these units is to be measured on the
          date they were placed in the subsequent series)($000's
          omitted)                                                       $  0
                                                                         -----
125.[/]   State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
          series of Registrant ($000's omitted)                          $  0
                                                                         -----
126.[/]   Of the amounts shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
          portfolio of a subsequent series.)($000's omitted)             $  0
                                                                         -----
127.[/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets  Total Income
                                           Series     ($000's     Distributions
                                         Investing    omitted)  ($000's Omitted)
                                         ---------    --------  ----------------

A.      U.S. Treasury direct issue                   $           $
                                         --------    --------    --------
B.      U.S. Government agency                       $           $
                                         --------    --------    --------
C.      State and municipal tax-free                 $           $
                                         --------    --------    --------
D.      Public utility debt                          $           $
                                         --------    --------    --------
E.      Brokers or dealers debt or
        debt of brokers' or dealers'
        parent                                       $           $
                                         --------    --------    --------
F.      All other corporate intermediate
        & long-term debt                             $           $
                                         --------    --------    --------
G.      All other corporate short-
        term debt                                    $           $
                                         --------    --------    --------
H.      Equity securities of brokers
        or dealers or parents of
        brokers or dealers                           $           $
                                         --------    --------    --------
I.      Investment company equity
        series                                       $           $
                                         --------    --------    --------
J.      All other equity securities          1       $286,526    $   0
                                         --------    --------    --------
K.      Other securities                             $           $
                                         --------    --------    --------
L.      Total assets of all series of
        registrant                           1       $286,526    $   0
                                         --------    --------    --------


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


For period ending 6/30/99                                If filing more than one
File number 811-03117                                    Page 51, "X" box:  [_]




128.[/]   Is the timely payment of principal and interest on any of
          the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
          entity other than the issuer?(Y/N)                              __N__

          [If answer is "N" (No), go to item 131.]

129.[/]   Is the issuer of any instrument covered in item 128
          delinquent or in default as to payment of principal or
          interest at the end of the current period?(Y/N)                 _____

          [If answer is "N" (No), go to item 131.]

130.[/]   In computations of NAV or offering price per unit, is any
          part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees?(Y/N)             _____

131.      Total expenses incurred by all series of Registrant during
          the current reporting period ($000's omitted)                   $1,448

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


                  811-03117

                  811-_____   811-_____   811-_____   811-_____

                  811-_____   811-_____   811-_____   811-_____

                  811-_____   811-_____   811-_____   811-_____

                  811-_____   811-_____   811-_____   811-_____

                  811-_____   811-_____   811-_____   811-_____

                  811-_____   811-_____   811-_____   811-_____

                  811-_____   811-_____   811-_____   811-_____

                  811-_____   811-_____   811-_____   811-_____


This report is signed on behalf of the registrant (or depositor or trustee).

City of:                        State of:                       Date:


Name of Registrant, Depositor, or Trustee:


By:                                     Witness:
   --------------------------                    ------------------------------
   (Name and Title)                              (Name and Title)


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